Financial risk management - Additional Information (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / t $ / oz	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€) $ / oz $ / t	Dec. 31, 2025 CAD ($) $ / oz $ / t	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 $ / oz	Aug. 26, 2021
Disclosure of risk management [line items]
Increase/decrease in the U.S. dollar exchange rate against all currencies	1.00%
Decrease/increase in profit (loss) before taxes due to 1% increase/decrease in the U.S. dollar exchange rate against	$ 10,800	$ 4,300
Percentage of reasonably possible increase in unobservable input, liabilities	0.50%		0.50%	0.50%
Number of day's from shipment payment is made for metal sales	15 days
Borrowings	$ 1,275,052	915,425
Senior Notes due 2029
Disclosure of risk management [line items]
Debt interest rate (as a percent)									6.25%
Borrowings	484,143	491,003					$ 492,691
First Letter of Credit Secured by Revolving Credit Facility
Disclosure of risk management [line items]
Borrowings	243,000	110,500	€ 206.8	$ 0.4	€ 106.3	$ 0.4
Senior Secured Credit Facility
Disclosure of risk management [line items]
Undrawn borrowing facilities	$ 106,600	239,200
Foreign exchange forward
Disclosure of risk management [line items]
Percentage of strengthening (weakening) of euro against major currency	10.00%
Increase (decrease) in gold price per oz, decrease to earnings before income tax	$ 18,200	17,100
Gold Commodity Swaps
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / oz	200		200	200				2,160
Increase (decrease) in gold price per oz, increase (decrease) to earnings before income tax	$ (6,100)	(5,800)
Copper Commodity Swaps
Disclosure of risk management [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / t	1,000		1,000	1,000
Increase (decrease) in gold price per oz, increase (decrease) to earnings before income tax	$ (6,300)	(6,000)
Gold collars
Disclosure of risk management [line items]
Increase (decrease) in gold price per oz, decrease to earnings before income tax	$ 3,400
Price per unit increase (decrease) that would impact earnings before tax | $ / oz	200		200	200
Increase (decrease) in gold price per oz, increase before income tax	$ 3,100
Interest rate swap contract
Disclosure of risk management [line items]
Increase (decrease) in gold price per oz, decrease to earnings before income tax	$ 5,100	$ 6,200
Interest rate swap contract | Floating interest rate
Disclosure of risk management [line items]
Derivative instrument, coverage percentage	70.00%